Third party lease commitments (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Income to be Received

As of December 31, 2013, approximate future minimum rental income to be received under non-cancelable operating leases, in excess of one-year, is as follows:

Year ending December 31,	Operating lease income

(In thousands)
2014	$4,480
2015	4,236
2016	3,772
2017	3,214
2018	2,758
Thereafter	5,423

$23,883

Operating Ground Lease Commitments

The leases extend for varying periods through 2096.

Year ending December 31,	Operating ground lease commitments

(In thousands)
2014	$3,489
2015	3,451
2016	3,482
2017	3,100
2018	2,906
Thereafter	94,921

$111,349